Summary of Significant Accounting Policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)
Summary of Significant Accounting Policies [Line Items]
Cash investments limit	$ 95,400
Cash limit	250,000
Cash excess of FDIC limit	265,521	$ 0
Credit loss		11,993
Cash and cash equivalents	681,480	248,382
Restricted cash	645,505	615,433
Provision credit loss	$ 614,470	616,414
Labor Pension Fund per month	6.00%
Monthly contribution of employees salaries	6.00%
Accrued Employee Benefits	$ 13,367	11,642		$ 0.4	$ 0.4
Share-Based Payment Arrangement, Expense	$ 1,728,148	1,995,049	$ 536,648
Benefit percentage	50.00%
Reportable segment (in Segment) | Segment	1
Non-employee Consulting Services [Member]
Summary of Significant Accounting Policies [Line Items]
Non-employee stock-based compensation expenses	$ 1,930,055	506,583
Non-employee Rernt [Member]
Summary of Significant Accounting Policies [Line Items]
Non-employee stock-based compensation expenses	$ 484,613	$ 271,828
Customer Concentration Risk [Member] | License one [Member] | Accounts [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of clients rate	58.00%
Customer Concentration Risk [Member] | License Two [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of clients rate		39.00%
Taiwan Central Deposit Insurance Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Cash investments limit				3.0
TAIWAN
Summary of Significant Accounting Policies [Line Items]
Restricted cash				$ 20.3	$ 20.2